Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Cushing Funds Trust
Prospectus Date	rr_ProspectusDate	Jul. 02, 2012
Document Creation Date	dei_DocumentCreationDate	Jul. 02, 2012